Related-Party Transaction	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related-Party Transaction

17.    Related-Party Transactions

The Company was a wholly owned subsidiary of Privateer Holdings, Inc. (“Privateer”) prior to its Series A preferred stock financing and initial public offering. As of June 30, 2019, Privateer holds more than 10% of the Company’s outstanding shares of Class 2 common stock and holds 100% of the Company’s Class 1 common stock.

During the three months ended June 30, 2019, the Company assumed a real estate operating lease upon assignment from Privateer. In connection with this lease, the Company reimbursed Privateer $2,070 for leasehold improvements at cost and $1,000 for the security deposit held by the landlord at cost, recorded within property and equipment and deposits and other assets, respectively, on the Condensed Consolidated Balance Sheets as of June 30, 2019.

Privateer management fees

Management services charged by Privateer for services performed include management services, support services, business development services and research and development services recorded in operating expenses for the three and six months ended June 30, 2019 in the amounts of nil and $106, respectively (2018 – $233 and $417). Depending on the nature of the services performed, these expenses are included within general and administrative expenses, sales and marketing expenses or research and development expenses in the Consolidated Statements of Net Loss and Comprehensive Loss. Pursuant to the Company’s agreement with Privateer entered in February 2018 and terminated in February 2019, personnel compensation was charged at cost plus a 3.0% markup and other services at cost. As of June 30, 2019, no amounts were recorded within accounts payable for management services due to Privateer (December 31, 2018 – $3,878).

Ten Eleven management fees

In February 2019, the Company entered into a management agreement with Ten Eleven Management LLC dba Privateer Management (“Ten Eleven”), pursuant to which Ten Eleven provides the Company with certain general administrative and corporate services on an as-requested basis for a monthly service fee. As of June 30, 2019, the owners of Ten Eleven collectively hold more than 10% of the Company’s outstanding shares of Class 2 common stock and more than 10% of the Company’s Class 1 common stock. During the three and six months ended June 30, 2019, management services of $75 and $125, respectively, were recorded within general and administrative expense in the Consolidated Statements of Net Loss and Comprehensive Loss. No amounts were recorded for the comparative periods in 2018. As of June 30, 2019, $73 due to Ten Eleven for management services was recorded within accounts payable (December 31, 2018 – nil).

18. Related-Party Transaction

In the normal course of business, the Company enters into related party transactions with Privateer Holdings and its subsidiaries, including certain debt facilities and charge for services provided by executives and employees of Privateer Holdings.

The various components of the Privateer Holdings debt facilities which represents the related-party balances outstanding are as follows:

	As of December 31,
	2018	2017
Privateer Holdings credit facility	$—	$24,700
Privateer Holdings construction facility	—	6,395
Privateer Holdings start-up loans	—	1,731

Total	$—	$32,826

Privateer Holdings credit facility

Effective January 1, 2016, Tilray Canada, Ltd. entered into an agreement with Privateer Holdings for a demand revolving credit facility in an aggregate principal amount not to exceed $25,000. As of December 31, 2017, the facility bore interest at a floating rate of 2.54%, reset annually based on the mid-term applicable federal U.S. rate.

Effective April 1, 2018, Tilray, Inc. entered into an agreement with Privateer Holdings for a demand revolving credit facility in an aggregate principal amount not to exceed $7,000. The facility bears interest at a floating rate of 2.62%. The interest rate resets annually based on the mid-term applicable federal U.S. rate.

For the fiscal year ended December 31, 2018, the Company recognized $567 (2017 – $548 and 2016 – $992) in interest expense related to the Privateer Holdings credit facility.

Privateer Holdings construction facilities:

High Park Farms, Ltd. construction facility

Effective November 1, 2017, High Park Farms, Ltd. entered into an agreement with Privateer Holdings for a demand revolving construction facility in an aggregate principal amount not to exceed $10,000 to be used for the construction of its facility in Enniskillen, Ontario, Canada. Beginning January 1, 2018, the facility bears interest at a floating rate of 2.54%, reset annually based on the mid-term applicable federal U.S. rate.

Tilray Canada, Ltd. construction facility

Effective December 1, 2017, Tilray Canada Ltd. entered into an agreement with Privateer Holdings for a demand construction facility of $1,000. The proceeds of the facility were to be used to fund capital expenditures for Tilray Canada, Ltd. and its affiliated company, High Park Farms, Ltd. Beginning January 1, 2018, the facility bears interest at a floating rate of 2.54%, reset annually based on the mid-term applicable federal U.S. rate.

Privateer Holdings start-up loans

As part of the Company’s strategic initiatives to expand into additional geographic locations, Privateer Holdings provided the Company with initial working capital funding in the form of non-interest-bearing loans. The advances are repayable upon demand. The outstanding balances under these loans are:

	Year ended December 31,
	2018	2017
Tilray Deutschland GmbH	$—	$1,340
Tilray Portugal Unipessoal, Lda.	—	105
Other	—	286

	$—	$1,731

In July 2018, the Company repaid $36,940 of the outstanding Privateer Holdings debt facility, which included repayment of the Privateer Holdings credit facility, Privateer Holdings construction facility and the Privateer Holdings start-up loans.

Privateer Holdings management services

Prior to the repayment of the credit facility, accrued management fees charged by Privateer Holdings for services performed, including management services, support services, business development services and research and development services were included in the credit facility and reported within Privateer Holdings debt facility. Following the repayment of the credit facilities, and due to the change in nature of the relationship with Privateer Holdings, management services are reported under accounts payable. Management services owed to Privateer Holdings in accounts payable during the year ended December 31, 2018 was $3,878 (2017 – $3,397) and were included in operating expenses.

Amounts for the provision of management and support services are charged at cost based on the compensation of the respective employees of Privateer Holdings, which is estimated from the time devoted to the Company. Business development and research and development services are charged at cost plus a 9% markup. In February 2018, the Company entered into an agreement with Privateer Holdings, pursuant to which Privateer Holdings provides the Company with certain general administrative and corporate services on an as-requested basis. Pursuant to this agreement, the Company pays Privateer Holdings a monthly services fee that is based on the proportional share of the actual costs incurred by Privateer Holdings in performing the requested services. Personnel compensation is charged at cost plus a 3.0% markup and other services provided are charged at cost. The interest on the management services fee accrues at a floating rate of 2.54%, reset annually based on the mid-term applicable federal U.S. rate.

Leafly Holdings, Inc. (“Leafly”) operational expenses

The Company pays on behalf of Leafly, previously a wholly owned subsidiary of Privateer Holdings, certain operational expenses and vice-versa. These payments are then recharged to company that incurred the expense. Such payments made during the year are deemed immaterial.

Docklight LLC (“Docklight”) royalty and management services

The Company pays Docklight, previously a wholly owned subsidiary of Privateer Holdings, a royalty fee for using their branding on company products. The royalty fees paid during the year are deemed immaterial. Additionally, the Company receives management services from Docklight, for which the Company is charged management fees. The management service fees paid during the year are deemed immaterial.